Summary of Marketable Debt Securities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Amortized Cost	$ 12,514	$ 32,102
Gross Unrealized Gains	30	67
Gross Unrealized Losses	(775)	(238)
Estimated Fair Value	11,769	31,931
Corporate Debt Securities [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Amortized Cost	1,327	5,505
Gross Unrealized Gains	0	9
Gross Unrealized Losses	(187)	(50)
Estimated Fair Value	1,140	5,464
Mutual Fund [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Amortized Cost	11,187
Gross Unrealized Gains	30
Gross Unrealized Losses	(588)
Estimated Fair Value	$ 10,629
Commercial Paper [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Amortized Cost		26,597
Gross Unrealized Gains		58
Gross Unrealized Losses		(188)
Estimated Fair Value		$ 26,467